Accrued Expenses and Other Payables (Tables)	12 Months Ended
Mar. 31, 2023
Accrued Expenses and Other Payables [Abstract]
Schedule of accrued expenses and other payables	Accrued expenses and other payables consisted of the following:
	As of March 31
	2022	2023
	HKD	HKD	US$
Accrued employee compensation and benefits	$15,850	$17,813	$2,269
Accrued professional fees	43,069	83,829	10,679
Customer advance payable to third party vendors or government agencies	23,461	13,255	1,689
Refundable customer deposits	80,526	137,678	17,539
Others	-	44,910	5,721
Total	$162,906	$297,485	$37,897